INCOME TAXES (Schedule of Current and Deferred Components) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current tax (expense) benefit	¥ 12,771	$ 1,963	¥ (3,553)	¥ (1,890)
Deferred tax (expense) benefit	(405)	(62)	496	(40,079)
Income tax (expense) benefit	¥ 12,366	$ 1,901	¥ (3,057)	¥ (41,969)